Note 22 - Income Tax	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]
22.	Income tax

Income tax differs from the amounts that would be obtained by applying the combined statutory corporate income tax rate of Ontario, Canada to the respective year’s earnings before income tax. Differences result from the following items:

	Year ended December 31,
	2021	2020

Income tax expense using a combined statutory rate of 26.5% (2020 - 26.5%)	$(40,292)	$36,181
Settlement of long-term incentive arrangement	125,061	-
Permanent differences	2,592	2,400
Tax effect of flow through entities	(8,660)	(6,214)
Adjustments to tax liabilities for prior periods	869	(246)
Effect of changes in enacted tax rate in other jurisdictions	(76)	428
Changes in liability for unrecognized tax benefits	(111)	821
Stock-based compensation	2,891	2,085
Foreign, state, and provincial tax rate differential	(3,532)	(3,075)
Change in valuation allowance	2,407	5,233
Acquisition related costs and contingent consideration	1,970	2,173
Withholding taxes and other	2,391	2,260
Income tax expense	$85,510	$42,046

Earnings (loss) before income tax by jurisdiction comprise the following:

	Year ended December 31,
	2021	2020

Canada	$(472,611)	$8,257
United States	158,448	53,111
Foreign	162,116	75,167
Total	$(152,047)	$136,535

Income tax expense (recovery) comprises the following:

	Year ended December 31,
	2021	2020

Current
Canada	$3,832	$3,309
United States	63,212	19,577
Foreign	56,003	32,344
	123,047	55,230

Deferred
Canada	912	2,154
United States	(31,291)	(9,765)
Foreign	(7,158)	(5,573)
	(37,537)	(13,184)

Total	$85,510	$42,046

The significant components of deferred tax assets and liabilities are as follows:

	As at December 31,
	2021	2020

Loss carryforwards and other credits	$19,143	$18,314
Expenses not currently deductible	44,012	33,442
Revenue not currently taxable	(6,223)	(14,076)
Stock-based compensation	543	526
Investments	21,782	10,696
Provision for doubtful accounts	9,078	8,308
Financing fees	(267)	(325)
Net unrealized foreign exchange losses	442	560
Depreciation and amortization	(58,793)	(57,746)
Operating leases	11,695	8,110
Less: valuation allowance	(15,281)	(13,324)
Net deferred tax (liabilities) assets	$26,131	$(5,515)

As at December 31, 2021, the Company believes that it is more likely than not that its deferred tax assets of $68,502 will be realized based upon future income, consideration of net operating loss (“NOL”) limitations, earnings trends, and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future income are reduced.

The Company has pre-tax NOL carryforward balances as follows:

	Pre-tax loss carryforward		Pre-tax losses not recognized		Pre-tax losses recognized
	2021	2020	2021	2020	2021	2020

Canada	$4,664	$5,632	$104	$65	$4,560	$5,567
United States	1,395	3,059	926	924	469	2,135
Foreign	60,891	53,997	43,003	32,091	17,888	21,906

The Company has pre-tax capital loss carryforwards as follows:

	Pre-tax loss carryforward		Pre-tax losses not recognized		Pre-tax losses recognized
	2021	2020	2021	2020	2021	2020

Canada	$1,796	$1,922	$1,796	$1,922	$-	$-
United States	-	1,698	-	1,698	-	-
Foreign	6,483	6,876	6,483	6,876	-	-

These amounts above are available to reduce future, federal, state, and provincial income taxes in their respective jurisdictions. NOL carryforward balances attributable to Canada begin to expire in 2035. NOL carryforward balances attributable to the United States begin to expire in 2028. Foreign NOL carryforward balances begin to expire in 2022. The utilization of NOLs may be subject to certain limitations under federal, provincial, state or foreign tax laws.

Cumulative unremitted foreign earnings of US subsidiaries are $10,963 (2020 - nil). Cumulative unremitted foreign earnings of international subsidiaries (other than the US) approximated $106,830 as at December 31, 2021 (2020 - $117,897). The Company has not provided a deferred tax liability on the unremitted foreign earnings as it is management’s intent to permanently reinvest such earnings outside of Canada. In addition, any repatriation of such earnings would not be subject to significant Canadian or foreign taxes.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2021	2020
Balance, January 1	$2,344	$1,468
Gross increases for tax positions of prior periods	151	908
Amount recognized on acquisitions	1,826	-
Reduction for lapses in applicable statutes of limitations	(262)	(87)
Foreign currency translation	(11)	55
Balance, December 31	$4,048	$2,344

Of the $4,048 (2020 - $2,344) in gross unrecognized tax benefits, $4,048 (2020 - $2,344) would affect the Company’s effective tax rate if recognized. For the year-ended December 31, 2021, additional interest and penalties of $201 related to uncertain tax positions was accrued (2020 - $224). The Company reversed $69 of accrued interest and penalties related to positions lapsed in applicable statute of limitations in 2021 (2020 - $44). As of December 31, 2021, the Company had accrued $494 (2020 - $362) for potential income tax related interest and penalties.

Within the next twelve months, the Company believes it is reasonably possible that $43 of unrecognized tax benefits associated with uncertain tax positions may be reduced due to lapses in statutes of limitations.

The Company files tax returns in Canada and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four to seven years and income tax returns filed with the United States Internal Revenue Service and related states are open for three to five years. Tax returns for significant other jurisdictions in which the Company conducts business are generally open for four years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.